Prepayments and Deposits	3 Months Ended	6 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments and Deposits	7. PREPAYMENTS AND DEPOSITS
	As of March 31, 2020	As of December 31, 2019
Prepaid expenses	$5,458	$2,641
Deposits to supplier	299,310	266,552
Total prepaid expenses and deposits	$304,768	$269,193

7. PREPAYMENTS AND DEPOSITS

	As of December 31, 2019	As of June 30, 2019	As of December 31, 2018
			(Unaudited)
Prepaid expenses	$2,641	$21,081	$2,702
Deposits to supplier	266,552	477,254	507,367
Total prepaid expenses and deposits	$269,193	$498,335	$510,069